UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-09105

New World Fund, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2006

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Richard M. Phillips
Kirkpatrick & Lockhart Nicholson Graham LLP
Four Embarcadero Center, 10th Floor
San Francisco, CA 94111
(Counsel for the Registrant)

ITEM 1 - Reports to Stockholders
[Logo - American Funds®]

The right choice for the long term®

New World Fund

[photo of Budapest Fisherman's Bastion reflected in mirrored wall of the Budapest Hilton Hotel]

Semi-annual report for the six months ended April 30, 2006

New World FundSM seeks long-term growth of capital by investing in stocks and bonds with significant exposure to countries that have developing economies and/or markets.

This fund is one of the 29 American Funds. The organization ranks among the nation’s three largest mutual fund families. For nearly 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For the most current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2006 (the most recent calendar quarter):

Lifetime
Class A shares	1 year	5 years	(since 6/17/99)

Reflecting 5.75% maximum sales charge	+27.31%	+16.58%	+10.36%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 24 for details.

Results for other share classes can be found on page 6. Please see the inside back cover for important information about other share classes.

The return of principal for the bond holdings in New World Fund is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal. Investing outside the United States (especially in developing countries) is subject to additional risks, such as currency fluctuations, as is investing in smaller companies, as more fully described in the prospectus.

Fellow shareholders:

[photo of Budapest Fisherman's Bastion reflected in mirrored wall of the Budapest Hilton Hotel]

New World Fund posted strong results for the six months ended April 30, 2006. The value of an investment in the fund gained 27.4% if, like most shareholders, you reinvested the dividend of 72.8 cents per share that was paid in December.

As you can see in the table below, New World Fund continued to outpace its primary benchmark, the MSCI ACWI (All Country World Index) Index.SM For the past six-month period, the fund posted higher returns than developed-country stocks in general, as measured by the MSCI World Index,SM although it lagged the returns of developing-country stocks as measured by the MSCI Emerging Markets (EM) Index.SM

[Begin Sidebar]

Results at a glance

	Six months	Lifetime (annualized)
	(11/1/05 - 4/30/06)	(since 6/17/99)

New World Fund	+27.39%	+11.98%
MSCI ACWI (All Country World Index) Index	+17.64	+3.90
MSCI World Index	+16.29	+3.51
MSCI Emerging Markets (EM) Index	+37.77	+13.66
JP Morgan Emerging Markets Bond Index Plus	+5.46	+13.87

Because New World Fund invests in companies based in both the developed and developing worlds, its most appropriate benchmark is the MSCI ACWI (All Country World Index) Index, which blends the MSCI World and Emerging Markets indices, weighted by market capitalization. The MSCI World Index measures 23 developed-country stock markets, while the MSCI Emerging Markets Index measures 26 developing-country stock markets. New World Fund also invests in developing-country government and corporate bonds. The JP Morgan Emerging Markets Bond Index Plus measures total returns for developing-country bonds. The indexes are unmanaged and do not reflect the effects of sales charges, commissions or expenses.
[End Sidebar]

[Begin Sidebar]
Where the fund’s assets are invested

Geographical distribution of net assets on April 30, 2006

Developed-country equities	32.8%

Asia
South Korea	5.6%
Taiwan	3.9
Japan	2.2
Hong Kong	2.0
Singapore	.4

The Americas
United States	4.2
Canada	1.1

Europe
United Kingdom	3.2%
Switzerland	2.8
Austria	2.4
Finland	1.1
Spain	1.1
France	.6
Denmark	.5
Germany	.5
Greece	.4
Ireland	.3
Sweden	.3
Norway	.1
Netherlands	.1

Developing-country equities	45.8

Asia
India	5.8
Thailand	4.7
Indonesia	4.4
Philippines	2.0
China	1.4
Malaysia	.4
Pakistan	.3

The Americas
Brazil	9.4
Mexico	4.8
Panama	.2

Europe
Russia	2.7
Hungary	2.3
Poland	1.0
Slovenia	.5
Turkey	.3

Africa/Middle East
South Africa	4.2
Israel	.8
Oman	.4
Egypt	.2

Developed-country bonds	.2

The Americas
United States	.2

Developing-country bonds	7.6

Asia
Philippines	.4

The Americas
Brazil	1.4
Mexico	1.3
Argentina	1.1
Peru	.6
Colombia	.5
Panama	.4
Dominican Republic	.2
Chile	.1

Europe
Russia	1.0
Turkey	.5

Africa/MiddleEast
Egypt	.1

Short-term securities & other assets less liabilities	13.6
Total	100.0%
[End Sidebar]

With the objective of reducing volatility while benefiting from long-term capital appreciation, New World Fund blends three types of investments — stocks of multinational companies based in the developed world, stocks of companies based in the developing world, and government and corporate bonds of developing-country issuers.

The investment environment

Despite the drag of higher interest rates and oil prices that exceeded $70 a barrel, global equity markets did well over the most recent period. Developed-country equities remained strong. Nevertheless, developing-country equities continued to outpace their developed-world counterparts. In the first quarter of 2006, for example, most developing-country equities posted double-digit gains.

India, Brazil and China continued to experience rapid growth. In fact, India was one of the strongest Asian markets in the first quarter of 2006, posting gains of 21.2%.* Brazil, too, demonstrated strong growth, mainly due to higher commodity prices and lower inflation.

*Country returns are based on MSCI indices, expressed in U.S. dollars, and assume the reinvestment of dividends.

In the United States, robust economic growth, combined with strong corporate profits, helped markets overcome the impact of the Gulf Coast hurricanes and post an increase of 9.9% during the six-month period. Many European market indexes, meanwhile, experienced steep gains, thanks, in part, to rising exports and improving consumer confidence.

Rising interest rates have created some concern about the future pace of economic growth, and stock valuations in many developing countries appear to be declining. We also continue to carefully monitor the political climate in Brazil and Mexico as presidential elections near.

The fund’s portfolio

New World Fund’s investment adviser, Capital Research and Management Company, invests with a long-term focus based on thorough company research. This approach has helped us to achieve both geographic and industry diversification. As of April 30, our investors were part-owners, through the fund, of more than 190 companies in 39 countries. Taken from the vantage point of the fund’s three principal asset classes, here is an overview of some recent developments that have influenced the fund’s growth over the past six months.

Developed-country equities

Over the past six months, developed markets fared well, with the best returns coming from Europe.

Financial companies in developed countries showed particular strength. Austria’s Erste Bank, looking to benefit from the growing economies of Eastern Europe, acquired Romania’s largest bank, Banca Comerciala Romana. Erste Bank gained 16.8% over the past six months and has become our fifth-largest holding. U.K.-domiciled HSBC Holdings, one of our weaker financial company holdings last year, gained 9.0%.

Among consumer staples, food and beverage companies accounted for some of our weaker holdings. U.S.-based PepsiCo and Coca-Cola lost 1.4% and 1.9%, respectively. European consumer companies had somewhat stronger returns with Switzerland’s Nestlé, the fund’s 10th-largest holding, gaining 2.5% and Dutch-domiciled Unilever gaining 4.8%.

Developed-country equities accounted for nearly 33% of net assets, remaining steady from the fund’s fiscal year-end.

Developing-country equities

Brazil and India were continuing success stories during the fund’s first six months, especially in the energy and financial sectors. Brazil benefited from a strong currency, rising commodity prices and lower inflation. India, meanwhile, continues to benefit from the adoption of more free-market policies. With so many investors entering the Indian market, however, we remain concerned about valuations. Our overall fund assets in India dropped to 5.8% from 7.8%. Fundamentals in India remain strong, however, and we continue to find good investment opportunities.

Growing global demand for energy helped boost a number of utility, oil and gas companies in developing countries. Brazil’s Petrobras (ordinary shares) gained 54.7% and India’s Bharat Heavy Electricals, which makes equipment for power plants, was up 108.3%. Perusahaan Gas Negara, the national gas company of Indonesia (privatized in 2003), had the fund’s biggest return for the past six-month period, 164.8%. One of our largest holdings, Hungary’s MOL Magyar Olaj- és Gázipari, an integrated oil and gas enterprise in central and eastern Europe, gained 28.9%.

The financial sector was strong in developing-country markets as well. Brazil’s Itaúsa gained 52.7% and Banco Itaú Holding gained 31.7%. Grupo Financiero Banorte, one of Mexico’s leading independent banks and the fund’s eighth-largest holding, returned 22.5%. India’s Housing Development Finance Corp. gained 34.8%.

Currently our ninth-largest holding, PT Bank Rakyat Indonesia had the fund’s second strongest returns, 117.5%. One of Indonesia’s largest banks, it has a significant presence in the country’s rural areas where it focuses on micro-lending. The National Bank of Pakistan, in a market the fund first entered in 2005, gained 99.8% and had the fund’s seventh-largest return.

Developing-country equities accounted for nearly 46% of the fund’s portfolio.

Developing-country bonds

Overall, we remain somewhat cautious about developing-country debt. Bonds, as a percentage of the portfolio, have declined from 10.4% six months ago to 7.6% as we have found fewer opportunities.

Nevertheless, limited opportunities exist in developing-country bond markets. As these markets continue to mature, local-currency-denominated treasury bills and bonds appear relatively attractive. For instance, the fund holds newly restructured Argentinean bonds, some of which are denominated in Argentinean pesos. We continue to research possible new fixed-income investments, such as these, for the fund.

Looking forward

New World Fund averaged an annual gain of 33.7% for the three years ended April 30, 2006. This is nearly triple the fund’s 12.0% lifetime average annual total return. A stretch of exceptional returns like these might understandably lead to unrealistic expectations for the future. So even though the global economy appears solid, we would urge shareholders to take a long-term view — with respect to both the fund’s history and their investment’s future.

We appreciate your continued support.

Cordially,

/s/ Gina H. Despres
Gina H. Despres
Vice Chairman of the Board

/s/ Robert W. Lovelace
Robert W. Lovelace
President
June 7, 2006

For current information about the fund, visit americanfunds.com.

Other share class results
unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2006
(the most recent calendar quarter):	1 year	5 years	Life of class

Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	+29.06%	+16.83%	+7.95%
Not reflecting CDSC	+34.06%	+17.04%	+7.95%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+32.99%	+16.94%	+16.00%
Not reflecting CDSC	+33.99%	+16.94%	+16.00%

Class F shares*— first sold 3/16/01
Not reflecting annual asset-based fee charged by
sponsoring firm	+35.07%	+17.86%	+17.08%

Class 529-A shares†— first sold 2/19/02
Reflecting 5.75% maximum sales charge	+27.28%	—	+19.23%
Not reflecting maximum sales charge	+35.04%	—	+20.96%

Class 529-B shares†— first sold 2/26/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six years
of purchase	+28.87%	—	+19.71%
Not reflecting CDSC	+33.87%	—	+19.99%

Class 529-C shares†— first sold 2/25/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+32.91%	—	+20.07%
Not reflecting CDSC	+33.91%	—	+20.07%

Class 529-E shares*†— first sold 3/22/02	+34.59%	—	+19.16%

Class 529-F shares*†— first sold 9/17/02
Not reflecting annual asset-based fee charged by
sponsoring firm	+35.21%	—	+27.83%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 24 for details.

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

Summary investment portfolio April 30, 2006
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification	Percent of Net Assets
Financials	14.76%
Telecommunication services	8.77
Materials	8.50
Consumer staples	7.76
Consumer discretionary	7.37
Other industries	31.40
Bonds & notes	7.87
Warrants	0.01
Short-term securities & other assets less liabilities	13.56
[end pie chart]

	Shares	Market	Percent
		value	of net
Common stocks - 78.56%		(000)	assets

Financials - 14.76%
Erste Bank der oesterreichischen Sparkassen AG	991,800	$60,228
Erste Bank der oesterreichischen Sparkassen AG (1)	990,000	59,432	1.31%
Grupo Financiero Banorte, SA de CV	38,720,000	101,172	1.11
PT Bank Rakyat Indonesia	189,500,300	99,925	1.10
Itaúsa - Investimentos Itaú SA, preferred nominative	19,185,642	87,847.96
Unibanco-União de Bancos Brasileiros SA, units (GDR)	750,000	59,512
Unibanco-União de Bancos Brasileiros SA, units	1,000,000	15,796.83
EFG International (1)	2,240,000	66,812.73
Sberbank (Savings Bank of the Russian Federation) (GDR)	334,000	60,454.66
Banco Itaú Holding Financeira SA, preferred nominative	1,902,500	60,084.66
HSBC Holdings PLC (Hong Kong)	3,311,017	56,456.62
Other securities		617,785	6.78
		1,345,503	14.76

Telecommunication services - 8.77%
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	163,770,000	140,972	1.55
América Móvil SA de CV, Series L (ADR)	2,988,000	110,287	1.21
Philippine Long Distance Telephone Co.	2,390,240	94,638
Philippine Long Distance Telephone Co. (ADR)	205,100	8,153	1.13
Telekomunikacja Polska SA	9,023,900	66,212.73
TIM Participações SA, preferred nominative (ADR)	1,448,228	55,684.61
Other securities		323,201	3.54
		799,147	8.77

Materials - 8.50%
Taiwan Cement Corp.	98,640,000	77,302.85
Hindalco Industries Ltd.	15,490,820	73,638.81
Hyundai Steel Co.	1,897,820	73,380.80
Aracruz Celulose SA, Class B, preferred nominative (ADR)	1,160,000	63,893.70
AngloGold Ashanti Ltd.	1,120,411	60,774.67
Other securities		426,212	4.67
		775,199	8.50

Consumer staples - 7.76%
Fomento Económico Mexicano, SA de CV (ADR)	1,445,500	134,258	1.47
Nestlé SA	317,795	96,901	1.06
Tesco PLC	13,828,190	80,520.88
Other securities		396,091	4.35
		707,770	7.76

Consumer discretionary - 7.37%
Toyota Motor Corp.	1,058,700	62,003.68
Kuoni Reisen Holding AG, Class B (1)	106,700	57,199.63
Other securities		553,099	6.06
		672,301	7.37

Energy - 6.80%
MOL Magyar Olaj- és Gázipari Rt., Class A	1,049,600	125,138	1.37
Oil & Natural Gas Corp. Ltd.	3,314,533	95,624	1.05
PTT Exploration and Production PCL	24,235,000	81,408.89
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	644,000	63,647.70
Royal Dutch Shell PLC, Class B	1,095,000	39,134
Royal Dutch Shell PLC, Class B (ADR)	210,819	15,055.59
Other securities		200,065	2.20
		620,071	6.80

Industrials - 6.42%
Murray & Roberts Holdings Ltd.	19,390,000	87,752.96
Thai Airways International PCL	61,132,200	77,413.85
Daelim Industrial Co., Ltd.	1,003,260	76,625.84
Wienerberger AG	1,290,500	68,282.75
Other securities		275,358	3.02
		585,430	6.42

Utilities - 6.11%
RAO Unified Energy System of Russia (GDR)	1,721,000	132,517	1.45
Perusahaan Gas Negara (Persero) Tbk	58,260,000	82,365.90
CPFL Energia SA (ADR)	1,720,000	72,876.80
Cia. Energética de Minas Gerais - Cemig, preferred nominative	1,349,200,000	65,106.72
Other securities		203,918	2.24
		556,782	6.11

Information technology - 5.38%
Samsung Electronics Co., Ltd.	122,591	83,747.92
NHN Corp. (1)	232,482	82,615.91
Nokia Corp.	1,864,800	42,495
Nokia Corp. (ADR)	1,278,200	28,964.78
Hon Hai Precision Industry Co., Ltd.	9,466,537	64,246.71
Kingboard Chemical Holdings Ltd.	21,199,400	55,916.61
Other securities		132,291	1.45
		490,274	5.38

Health care - 1.67%
Other securities		152,627	1.67

Miscellaneous - 5.02%
Other common stocks in initial period of acquisition		457,236	5.02

Total common stocks (cost: $4,823,819,000)		7,162,340	78.56

		Market	Percent
		value	of net
Warrants - 0.01%	Shares	(000)	assets

Information technology - 0.01%
Other securities		525.01

Total warrants (cost: $0)		525.01

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 7.87%	(000)	(000)	assets

Non-U.S. government bonds & notes - 7.38%
Brazil (Federal Republic of) Global:
12.50% 2016	R$11,400	5,502
7.125%-11.00% 2010-2040	$90,370	105,921
Brazilian Treasury Bill 0%-6.00% 2007-2010 (2)	R$30,879	19,741	1.44
Argentina (Republic of):
6.84% 2033 (2) (3)	ARS194,568	65,685
4.278% 2012 (4)	$18,700	15,363
0.764%-2.326% 2014-2038 (2)	ARS411,900	22,032	1.13
United Mexican States Government:
Global 5.75%-11.375% 2009-2016 (4)	$64,880	73,323
8.00%-10.00% 2013-2024	MXP262,500	24,830	1.08
Other securities		340,173	3.73
		672,570	7.38

Other - 0.49%
Other securities		44,716.49

Total bonds & notes (cost: $652,606,000)		717,286	7.87

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 14.08%	(000)	(000)	assets

ING (U.S.) Funding LLC 4.685%-4.81% due 5/10-6/2/2006	$121,900	121,656
Mont Blanc Capital Corp. 4.81% due 5/23/2006 (5)	47,300	47,154	1.85
Fannie Mae 4.725%-4.745% due 6/6-6/21/2006	72,000	71,536.78
HSBC USA Inc. 4.74%-4.77% due 5/8-5/9/2006	65,900	65,826.72
Total Capital SA 4.83%-4.875% due 5/1-6/22/2006 (5)	60,500	60,345.66
BASF AG 4.63%-4.89% due 5/8-6/28/2006 (5)	60,000	59,730.66
BMW U.S. Capital Corp. 4.70%-4.86% due 5/17-6/20/2006 (5)	59,300	59,051.65
Federal Home Loan Bank 4.518%-4.65% due 5/12-6/7/2006	58,700	58,519.64
Barton Capital LLC 4.75% due 5/5/2006 (5)	35,000	34,977
Société Générale 4.87% due 6/1/2006	20,000	20,000.60
Alcon Capital Corp. 4.695%-4.88% due 5/17-6/23/2006 (5)	33,600	33,448.37
Other securities		651,872	7.15

Total short-term securities (cost: $1,284,115,000)		1,284,114	14.08

Total investment securities (cost: $6,760,540,000)		9,164,265	100.52
Other assets less liabilities		(47,839)	(0.52)

Net assets		$9,116,426	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.  Some of the fund's affiliated holdings listed below are also among the fund's largest holdings and are shown in the preceding summary investment portfolio. Affiliated companies not among the fund's largest holdings are included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended April 30, 2006, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 4/30/06 (000)
Murray & Roberts Holdings Ltd.	-	19,390,000	-	19,390,000	$642	$87,752
Italian-Thai Development PCL	135,416,600	134,003,000	-	269,419,600	215	51,715
					$857	$139,467

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Index-linked bond whose principal amount moves with a government retail price index.
(3) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(4) Coupon rate may change periodically.
(5) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $702,430,000, which represented 7.71% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at April 30, 2006	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $6,626,790)	$9,024,798
Affiliated issuers (cost: $133,750)	139,467	$9,164,265
Cash denominated in non-U.S. currencies (cost: $7,290)		7,303
Cash		1,920
Receivables for:
Sales of investments	29,786
Sales of fund's shares	54,119
Dividends and interest	32,332	116,237
		9,289,725
Liabilities:
Payables for:
Purchases of investments	152,957
Repurchases of fund's shares	6,931
Investment advisory services	3,989
Services provided by affiliates	3,566
Deferred directors' compensation	1,027
Other fees and expenses	4,829	173,299
Net assets at April 30, 2006		$9,116,426

Net assets consist of:
Capital paid in on shares of capital stock		$6,439,481
Undistributed net investment income		12,857
Undistributed net realized gain		264,153
Net unrealized appreciation		2,399,935
Net assets at April 30, 2006		$9,116,426

Total authorized capital stock - 500,000 shares, $.01 par value (201,245 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$7,041,631	155,057	$45.41
Class B	300,707	6,724	44.72
Class C	480,084	10,832	44.32
Class F	580,855	12,856	45.18
Class 529-A	140,707	3,110	45.25
Class 529-B	18,631	418	44.56
Class 529-C	35,216	790	44.58
Class 529-E	7,965	177	45.02
Class 529-F	6,411	142	45.22
Class R-1	8,581	192	44.57
Class R-2	88,725	1,991	44.57
Class R-3	76,299	1,691	45.13
Class R-4	27,822	613	45.41
Class R-5	302,792	6,652	45.52
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $48.18 and $48.00, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended April 30, 2006	(dollars in thousands		)
Investment income:
Income:
Dividends (net of non-U.S.
taxes of $6,943; also includes $857 from affiliates)	$62,053
Interest (net of non-U.S.
taxes of $46)	48,709	$110,762

Fees and expenses:(*)
Investment advisory services	22,459
Distribution services	11,049
Transfer agent services	3,230
Administrative services	1,166
Reports to shareholders	211
Registration statement and prospectus	588
Postage, stationery and supplies	365
Directors' compensation	259
Auditing and legal	66
Custodian	1,890
State and local taxes	102
Other	82
Total fees and expenses before reimbursements/waivers	41,467
Less reimbursement/waiver of fees and expenses:
Investment advisory services	2,246
Administrative services	63
Total fees and expenses after reimbursements/waivers		39,158
Net investment income		71,604

Net realized gain and unrealized
appreciation on investments and non-U.S. currency:
Net realized gain on:
Investments	283,994
Non-U.S. currency transactions	2,698	286,692
Net unrealized appreciation on:
Investments	1,322,322
Non-U.S. currency translations	562	1,322,884
Net realized gain and
unrealized appreciation on investments and non-U.S. currency		1,609,576
Net increase in net assets resulting from operations		$1,681,180

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands		)

	Six months	Year ended
	ended April 30,	October 31,
	2006*	2005
Operations:
Net investment income	$71,604	$77,916
Net realized gain on investments and non-U.S. currency transactions	286,692	164,301
Net unrealized appreciation on investments and non-U.S. currency translations	1,322,884	553,102
Net increase in net assets resulting from operations	1,681,180	795,319

Dividends paid to shareholders from net investment income and non-U.S. currency gains	(113,173)	(52,051)

Capital share transactions	2,194,727	1,877,407

Total increase in net assets	3,762,734	2,620,675

Net assets:
Beginning of period	5,353,692	2,733,017
End of period (including
undistributed net investment income: $12,857 and $54,426, respectively)	$9,116,426	$5,353,692

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
  unaudited

1.	Organization and significant accounting policies

Organization - New World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing in stocks and bonds with significant exposure to countries that have developing economies and/or markets.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended April 30, 2006, non-U.S. taxes paid on realized gains were $1,919,000. As of April 30, 2006, non-U.S. taxes provided on unrealized gains were $4,462,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on fixed-income securities; and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. As of April 30, 2006, the cost of investment securities for federal income tax purposes was $6,795,557,000.

As of April 30, 2006, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and non-U.S. currency gains	$49,068
Undistributed short-term capital gains	59,640
Undistributed long-term capital gains	204,334
Gross unrealized appreciation on investment securities	2,424,071
Gross unrealized depreciation on investment securities	(55,363)
Net unrealized appreciation on investment securities	2,368,708

At the beginning of the period, the fund had a capital loss carryforward of $22,491,000 expiring in 2011. The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains. During the six months ended April 30, 2006, the fund realized, on a tax basis, a net capital gain of $286,465,000.

Ordinary income distributions paid to shareholders from net investment income and non-U.S. currency gains were as follows (dollars in thousands):

Share class	Six months ended April 30, 2006	Year ended October 31, 2005
Class A	$90,297	$42,710
Class B	2,659	1,140
Class C	4,219	1,414
Class F	7,334	3,321
Class 529-A	1,680	615
Class 529-B	159	67
Class 529-C	297	101
Class 529-E	83	28
Class 529-F	89	43
Class R-1	64	24
Class R-2	794	259
Class R-3	766	292
Class R-4	327	79
Class R-5	4,405	1,958
Total	$113,173	$52,051

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.850% on the first $500 million of daily net assets and decreasing to 0.540% on such assets in excess of $6.5 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended April 30, 2006, total investment advisory services fees waived by CRMC were $2,246,000. As a result, the fee shown on the accompanying financial statements of $22,459,000, which was equivalent to an annualized rate of 0.636%, was reduced to $20,213,000, or 0.573% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2006, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described on the following page.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended April 30, 2006, the total administrative services fees paid by CRMC were $1,000, $60,000 and $2,000 for Class R-1, R-2 and R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended April 30, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$6,863	$3,080	Not applicable	Not applicable	Not applicable
Class B	1,129	150	Not applicable	Not applicable	Not applicable
Class C	1,754	Included in administrative services	$264	$50	Not applicable
Class F	557		202	49	Not applicable
Class 529-A	88		52	10	$53
Class 529-B	73		7	4	7
Class 529-C	132		13	6	13
Class 529-E	15		3	1	3
Class 529-F	-		3	-*	3
Class R-1	28		4	3	Not applicable
Class R-2	243		49	147	Not applicable
Class R-3	142		42	40	Not applicable
Class R-4	25		14	1	Not applicable
Class R-5	Not applicable		120	3	Not applicable
Total	$11,049	$3,230	$773	$314	$79
* Amount less than one thousand.

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1999, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $259,000, shown on the accompanying financial statements, includes $131,000 in current fees (either paid in cash or deferred) and a net increase of $128,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2006
Class A	$1,843,140	44,638	$86,179	2,241	$(302,232)	(7,324)	$1,627,087	39,555
Class B	89,278	2,181	2,560	67	(11,586)	(285)	80,252	1,963
Class C	174,765	4,333	4,004	106	(22,109)	(546)	156,660	3,893
Class F	173,567	4,215	6,387	167	(33,575)	(811)	146,379	3,571
Class 529-A	42,977	1,047	1,679	44	(2,784)	(67)	41,872	1,024
Class 529-B	4,402	109	159	4	(238)	(6)	4,323	107
Class 529-C	10,225	252	297	8	(892)	(22)	9,630	238
Class 529-E	2,674	66	82	2	(113)	(3)	2,643	65
Class 529-F	1,403	35	89	2	(169)	(4)	1,323	33
Class R-1	4,390	108	64	2	(461)	(12)	3,993	98
Class R-2	33,784	830	791	21	(7,821)	(193)	26,754	658
Class R-3	28,610	696	763	20	(6,594)	(160)	22,779	556
Class R-4	12,353	298	327	9	(3,543)	(86)	9,137	221
Class R-5	63,765	1,543	4,174	108	(6,044)	(146)	61,895	1,505
Total net increase
(decrease)	$2,485,333	60,351	$107,555	2,801	$(398,161)	(9,665)	$2,194,727	53,487

Year ended October 31, 2005
Class A	$1,725,369	50,781	$40,564	1,293	$(375,444)	(11,102)	$1,390,489	40,972
Class B	71,650	2,138	1,100	35	(15,270)	(458)	57,480	1,715
Class C	141,506	4,264	1,352	44	(22,546)	(685)	120,312	3,623
Class F	179,769	5,348	2,907	94	(54,524)	(1,644)	128,152	3,798
Class 529-A	36,812	1,091	615	20	(2,124)	(63)	35,303	1,048
Class 529-B	4,262	128	67	2	(200)	(6)	4,129	124
Class 529-C	9,846	297	101	3	(848)	(26)	9,099	274
Class 529-E	1,949	58	28	1	(107)	(3)	1,870	56
Class 529-F	1,318	40	43	1	(279)	(8)	1,082	33
Class R-1	2,530	75	24	1	(1,325)	(39)	1,229	37
Class R-2	32,939	988	258	8	(8,685)	(260)	24,512	736
Class R-3	30,144	898	290	9	(11,345)	(323)	19,089	584
Class R-4	11,245	331	79	3	(1,791)	(53)	9,533	281
Class R-5	83,844	2,476	1,837	59	(10,553)	(313)	75,128	2,222
Total net increase
(decrease)	$2,333,183	68,913	$49,265	1,573	$(505,041)	(14,983)	$1,877,407	55,503

(*) Includes exchanges between share classes of the fund.

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,630,489,000 and $1,026,366,000, respectively, during the six months ended April 30, 2006.

Financial highlights(1)
			Income (loss) from investment operations(2)

		Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Net asset value, end of period	Total return(3)	Net assets, end of period (in millions	)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers	(4)	Ratio of net income to average net assets
Class A:
Six months ended 4/30/2006	(5)	$36.32	$.43		$9.39	$9.82	$(.73)	$45.41	27.39%	$7,041			1.10%	(6)	1.04%	(6)	2.10%	(6)
Year ended 10/31/2005		29.68	.68		6.51	7.19	(.55)	36.32	24.50	4,195			1.18		1.12		2.00
Year ended 10/31/2004		25.60	.47		4.20	4.67	(.59)	29.68	18.51	2,212			1.23		1.22		1.68
Year ended 10/31/2003		18.90	.39		6.56	6.95	(.25)	25.60	37.19	1,528			1.31		1.31		1.86
Year ended 10/31/2002		19.04	.34		.07	.41	(.55)	18.90	1.95	1,071			1.34		1.34		1.65
Year ended 10/31/2001		22.81	.47		(3.87)	(3.40)	(.37)	19.04	(15.13)	1,053			1.29		1.29		2.15
Class B:
Six months ended 4/30/2006	(5)	35.71	.27		9.26	9.53	(.52)	44.72	26.93	301			1.87	(6)	1.81	(6)	1.33	(6)
Year ended 10/31/2005		29.23	.42		6.42	6.84	(.36)	35.71	23.57	170			1.94		1.88		1.24
Year ended 10/31/2004		25.29	.25		4.14	4.39	(.45)	29.23	17.58	89			2.01		2.00		.91
Year ended 10/31/2003		18.69	.22		6.50	6.72	(.12)	25.29	36.12	52			2.10		2.10		1.05
Year ended 10/31/2002		18.82	.16		.09	.25	(.38)	18.69	1.17	29			2.15		2.15		.78
Year ended 10/31/2001		22.71	.28		(3.85)	(3.57)	(.32)	18.82	(15.91)	20			2.13		2.13		1.32
Class C:
Six months ended 4/30/2006	(5)	35.42	.26		9.18	9.44	(.54)	44.32	26.91	480			1.92	(6)	1.85	(6)	1.29	(6)
Year ended 10/31/2005		29.03	.40		6.37	6.77	(.38)	35.42	23.52	246			1.98		1.92		1.21
Year ended 10/31/2004		25.18	.24		4.11	4.35	(.50)	29.03	17.53	96			2.04		2.03		.89
Year ended 10/31/2003		18.66	.21		6.48	6.69	(.17)	25.18	36.10	39			2.12		2.12		.99
Year ended 10/31/2002		18.76	.12		.12	.24	(.34)	18.66	1.15	13			2.14		2.14		.61
Period from 3/15/2001 to 10/31/2001		21.44	.09		(2.77)	(2.68)	-	18.76	(12.50)	3			2.19	(6)	2.19	(6)	.69	(6)
Class F:
Six months ended 4/30/2006	(5)	36.13	.43		9.35	9.78	(.73)	45.18	27.43	581			1.09	(6)	1.03	(6)	2.11	(6)
Year ended 10/31/2005		29.54	.67		6.47	7.14	(.55)	36.13	24.46	336			1.19		1.14		1.98
Year ended 10/31/2004		25.52	.46		4.17	4.63	(.61)	29.54	18.44	162			1.27		1.26		1.65
Year ended 10/31/2003		18.88	.38		6.54	6.92	(.28)	25.52	37.10	71			1.35		1.35		1.77
Year ended 10/31/2002		18.98	.28		.12	.40	(.50)	18.88	1.95	23			1.38		1.38		1.35
Period from 3/16/2001 to 10/31/2001		21.42	.21		(2.65)	(2.44)	-	18.98	(11.39)	3			1.40	(6)	1.40	(6)	1.62	(6)
Class 529-A:
Six months ended 4/30/2006	(5)	36.19	.42		9.37	9.79	(.73)	45.25	27.38	141			1.12	(6)	1.06	(6)	2.08	(6)
Year ended 10/31/2005		29.59	.67		6.48	7.15	(.55)	36.19	24.45	76			1.21		1.15		1.97
Year ended 10/31/2004		25.56	.46		4.18	4.64	(.61)	29.59	18.43	31			1.27		1.26		1.65
Year ended 10/31/2003		18.89	.40		6.54	6.94	(.27)	25.56	37.18	13			1.30		1.30		1.87
Period from 2/19/2002 to 10/31/2002		21.19	.14		(2.44)	(2.30)	-	18.89	(10.85)	5			1.47	(6)	1.47	(6)	.99	(6)
Class 529-B:
Six months ended 4/30/2006	(5)	35.58	.24		9.22	9.46	(.48)	44.56	26.82	19			1.99	(6)	1.93	(6)	1.21	(6)
Year ended 10/31/2005		29.15	.36		6.41	6.77	(.34)	35.58	23.38	11			2.09		2.04		1.09
Year ended 10/31/2004		25.25	.20		4.14	4.34	(.44)	29.15	17.41	6			2.17		2.17		.74
Year ended 10/31/2003		18.79	.19		6.48	6.67	(.21)	25.25	35.86	3			2.27		2.27		.89
Period from 2/26/2002 to 10/31/2002		21.20	.02		(2.43)	(2.41)	-	18.79	(11.37)	1			2.25	(6)	2.25	(6)	.14	(6)
Class 529-C:
Six months ended 4/30/2006	(5)	35.60	.25		9.23	9.48	(.50)	44.58	26.87	35			1.98	(6)	1.92	(6)	1.22	(6)
Year ended 10/31/2005		29.17	.37		6.40	6.77	(.34)	35.60	23.38	20			2.08		2.02		1.11
Year ended 10/31/2004		25.28	.21		4.14	4.35	(.46)	29.17	17.43	8			2.16		2.15		.76
Year ended 10/31/2003		18.79	.19		6.50	6.69	(.20)	25.28	35.90	4			2.24		2.24		.90
Period from 2/25/2002 to 10/31/2002		21.15	.04		(2.40)	(2.36)	-	18.79	(11.16)	1			2.21	(6)	2.21	(6)	.26	(6)
Class 529-E:
Six months ended 4/30/2006	(5)	36.00	.36		9.30	9.66	(.64)	45.02	27.17	8			1.46	(6)	1.39	(6)	1.75	(6)
Year ended 10/31/2005		29.46	.56		6.45	7.01	(.47)	36.00	24.02	4			1.55		1.49		1.65
Year ended 10/31/2004		25.46	.36		4.18	4.54	(.54)	29.46	18.07	2			1.62		1.61		1.31
Year ended 10/31/2003		18.86	.31		6.53	6.84	(.24)	25.46	36.64	1			1.69		1.69		1.47
Period from 3/22/2002 to 10/31/2002		22.57	.10		(3.81)	(3.71)	-	18.86	(16.44)	-		(7)	1.66	(6)	1.66	(6)	.78	(6)
Class 529-F:
Six months ended 4/30/2006	(5)	36.15	.46		9.35	9.81	(.74)	45.22	27.52	6			.96	(6)	.89	(6)	2.24	(6)
Year ended 10/31/2005		29.53	.68		6.47	7.15	(.53)	36.15	24.49	4			1.17		1.11		2.02
Year ended 10/31/2004		25.54	.43		4.18	4.61	(.62)	29.53	18.33	2			1.37		1.36		1.54
Year ended 10/31/2003		18.90	.39		6.52	6.91	(.27)	25.54	37.01	1			1.43		1.43		1.74
Period from 9/17/2002 to 10/31/2002		19.44	-	(8)	(.54)	(.54)	-	18.90	(2.78)	-		(7)	.17		.17		-	(9)
Class R-1:
Six months ended 4/30/2006	(5)	$35.64	$.27		$9.21	$9.48	$(.55)	$44.57	26.87%	$8			1.97%	(6)	1.85%	(6)	1.32%	(6)
Year ended 10/31/2005		29.22	.40		6.41	6.81	(.39)	35.64	23.51	3			2.06		1.92		1.19
Year ended 10/31/2004		25.33	.25		4.14	4.39	(.50)	29.22	17.57	2			2.16		2.04		.92
Year ended 10/31/2003		18.85	.23		6.50	6.73	(.25)	25.33	36.07	-		(7)	2.84		2.10		1.05
Period from 6/11/2002 to 10/31/2002		22.44	.01		(3.60)	(3.59)	-	18.85	(16.00)	-		(7)	3.49		.81		.06
Class R-2:
Six months ended 4/30/2006	(5)	35.62	.27		9.22	9.49	(.54)	44.57	26.92	89			2.07	(6)	1.82	(6)	1.32	(6)
Year ended 10/31/2005		29.21	.41		6.40	6.81	(.40)	35.62	23.53	47			2.27		1.89		1.23
Year ended 10/31/2004		25.34	.25		4.14	4.39	(.52)	29.21	17.58	17			2.57		2.00		.91
Year ended 10/31/2003		18.86	.22		6.51	6.73	(.25)	25.34	36.09	6			2.69		2.06		.98
Period from 6/7/2002 to 10/31/2002		22.37	(.02)		(3.49)	(3.51)	-	18.86	(15.69)	1			1.04		.83		(.11)
Class R-3:
Six months ended 4/30/2006	(5)	36.07	.34		9.34	9.68	(.62)	45.13	27.14	76			1.52	(6)	1.45	(6)	1.69	(6)
Year ended 10/31/2005		29.53	.55		6.47	7.02	(.48)	36.07	24.02	41			1.60		1.51		1.62
Year ended 10/31/2004		25.56	.36		4.18	4.54	(.57)	29.53	18.03	16			1.70		1.62		1.30
Year ended 10/31/2003		18.96	.30		6.56	6.86	(.26)	25.56	36.63	6			1.84		1.68		1.37
Period from 6/6/2002 to 10/31/2002		22.41	.03		(3.48)	(3.45)	-	18.96	(15.39)	1			.77		.68		.13
Class R-4:
Six months ended 4/30/2006	(5)	36.33	.42		9.40	9.82	(.74)	45.41	27.37	28			1.14	(6)	1.07	(6)	2.07	(6)
Year ended 10/31/2005		29.72	.68		6.49	7.17	(.56)	36.33	24.44	14			1.21		1.15		1.98
Year ended 10/31/2004		25.68	.47		4.20	4.67	(.63)	29.72	18.48	3			1.29		1.27		1.66
Year ended 10/31/2003		18.90	.39		6.57	6.96	(.18)	25.68	37.14	1			1.43		1.33		1.79
Period from 10/7/2002 to 10/31/2002		18.21	-	(8)	.69	.69	-	18.90	3.79	-		(7)	.13		.09		-	(9)
Class R-5:
Six months ended 4/30/2006	(5)	36.43	.48		9.42	9.90	(.81)	45.52	27.58	303			.83	(6)	.77	(6)	2.37	(6)
Year ended 10/31/2005		29.76	.78		6.51	7.29	(.62)	36.43	24.83	187			.89		.84		2.28
Year ended 10/31/2004		25.66	.55		4.20	4.75	(.65)	29.76	18.83	87			.95		.94		1.96
Year ended 10/31/2003		18.93	.46		6.57	7.03	(.30)	25.66	37.60	45			1.01		1.01		2.15
Period from 5/15/2002 to 10/31/2002		23.05	.12		(4.24)	(4.12)	-	18.93	(17.87)	27			.46		.46		.62

	Six months ended April 30,	Year ended October 31
	2006(5)	2005	2004	2003	2002	2001

Portfolio turnover rate for all classes of shares	17%	26%	20%	30%	32%	40%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC.
During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.

(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.
(8) Amount less than $.01.
(9) Amount less than .01%.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005, through April 30, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11/1/2005	Ending account value 4/30/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,273.93	$5.86	1.04%
Class A -- assumed 5% return	1,000.00	1,019.64	5.21	1.04
Class B -- actual return	1,000.00	1,269.33	10.18	1.81
Class B -- assumed 5% return	1,000.00	1,015.82	9.05	1.81
Class C -- actual return	1,000.00	1,269.15	10.41	1.85
Class C -- assumed 5% return	1,000.00	1,015.62	9.25	1.85
Class F -- actual return	1,000.00	1,274.30	5.81	1.03
Class F -- assumed 5% return	1,000.00	1,019.69	5.16	1.03
Class 529-A -- actual return	1,000.00	1,273.82	5.98	1.06
Class 529-A -- assumed 5% return	1,000.00	1,019.54	5.31	1.06
Class 529-B -- actual return	1,000.00	1,268.22	10.85	1.93
Class 529-B -- assumed 5% return	1,000.00	1,015.22	9.64	1.93
Class 529-C -- actual return	1,000.00	1,268.66	10.80	1.92
Class 529-C -- assumed 5% return	1,000.00	1,015.27	9.59	1.92
Class 529-E -- actual return	1,000.00	1,271.68	7.83	1.39
Class 529-E -- assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class 529-F -- actual return	1,000.00	1,275.16	5.02	.89
Class 529-F -- assumed 5% return	1,000.00	1,020.38	4.46	.89
Class R-1 -- actual return	1,000.00	1,268.69	10.41	1.85
Class R-1 -- assumed 5% return	1,000.00	1,015.62	9.25	1.85
Class R-2 -- actual return	1,000.00	1,269.18	10.24	1.82
Class R-2 -- assumed 5% return	1,000.00	1,015.77	9.10	1.82
Class R-3 -- actual return	1,000.00	1,271.36	8.17	1.45
Class R-3 -- assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class R-4 -- actual return	1,000.00	1,273.74	6.03	1.07
Class R-4 -- assumed 5% return	1,000.00	1,019.49	5.36	1.07
Class R-5 -- actual return	1,000.00	1,275.79	4.34	.77
Class R-5 -- assumed 5% return	1,000.00	1,020.98	3.86	.77

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s amended Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2006. The agreement had recently been amended to add additional advisory fee breakpoints if and when the fund’s net assets exceed $4 billion and $6.5 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The information, material factors and conclusions that formed the basis for the committee’s recommendation and the board’s subsequent approval are described below.

1. Information reviewed

Materials reviewed— During the course of each year, board members review a wide variety of materials relating to the services provided by CRMC, including reports on the fund’s investment results; portfolio composition; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by CRMC to the fund. In addition, the committee requests and reviews supplementary information that includes extensive materials regarding the fund’s investment results, advisory fee and expense comparisons, financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the fund.

Review process— The committee received assistance and advice regarding legal and industry standards from independent counsel to the board. The committee discussed the approval of the agreement with CRMC representatives and in a private session with counsel at which no representatives of CRMC were present. In deciding to recommend the approval of the agreement, the committee did not identify any single issue or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the board and the committee.

2. Nature, extent and quality of services

CRMC, its personnel and its resources— The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, investment results and portfolio accounting. They considered CRMC’s commitment to investing in information technology supporting investment management and compliance. They further considered CRMC’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The board and the committee also considered the benefits to fund shareholders from investing in a fund that is part of a large family of funds offering a variety of investment objectives.

Other services— The board and the committee considered CRMC’s policies, procedures and systems designed to comply with applicable laws and regulations and its commitment to compliance; its efforts to keep board members informed; and its attention to matters that may involve potential conflicts of interest with the fund. The board and the committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by CRMC to the fund under the agreement and other agreements, including the administrative, legal and fund accounting and treasury functions.

3. Investment results

The board and the committee considered the fund’s investment results in light of its primary objective of providing long-term capital appreciation. They also considered information regarding the selection of indexes and funds comparable to the fund. The board and the committee reviewed the fund’s absolute investment results, as well as the fund’s relative investment results measured against: (i) the Lipper Emerging Market Funds Index (the Lipper category that includes the fund), (ii) the MSCI All Country World Index and (iii) a comparison group of the other funds in the Lipper Emerging Market Funds Index as of July 31, 2005. The board and the committee also considered the volatility of the fund’s results, as well as the investment risks assumed by the fund relative to comparable market indexes and funds.

4. Advisory fees and total expenses

The board and the committee reviewed the advisory fees and total expenses of the fund (each as a percentage of average net assets) and compared such amounts with the median fee and expense levels of other funds in the Lipper Emerging Market Funds Index, as well as a comparison group of the other funds in the Lipper Emerging Market Funds Index. The board and the committee observed that the fund’s advisory fees and total expenses (each as a percentage of average net assets) were among the lowest of all 31 funds in that comparison group (with the fifth lowest ratio of total operating expenses to average net assets, not including 12b-1 expenses). The board and the committee also noted the new additional advisory fee breakpoints if and when the fund’s net assets exceed $4 billion and $6.5 billion, as well as the 5% advisory fee waiver that CRMC put into effect September 1, 2004, which was increased to 10% on April 1, 2005. The board and the committee also reviewed information and materials regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They noted that, although the fees paid by those clients generally were lower than those paid by the American Funds, these differences reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, comparing those to the reported results of several large, publicly held investment management companies. The committee also received information during the past year regarding the structure and manner in which CRMC’s investment professionals were compensated and CRMC’s view of the relationship of such compensation to the attraction and retention of quality personnel. The board and the committee considered CRMC’s willingness to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered that breakpoint discounts in the fund’s advisory fee structure reduce the level of fees charged by CRMC to the fund as fund assets increase. They also considered the impact of the current 10% advisory fee waiver.

6. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the board and the committee concluded that the agreement is fair and reasonable to the fund and its shareholders and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund. The board and the committee concluded that the nature, extent and quality of services provided by CRMC, including its investment record, the fund’s cost structure and low level of fees, benefit and are in the best interests of the fund and, along with the consideration of other factors, support approval of the agreement.

Offices of the fund andof the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for
shareholder accounts
American Funds Service Company
(Please write to the address
nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Kirkpatrick & Lockhart
Nicholson Graham LLP
Four Embarcadero Center
San Francisco, CA 94111-4121

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

There are several ways to invest in New World Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.77 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.81 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had lower annualized expenses (by 0.01 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete April 30, 2006, portfolio of New World Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

New World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of New World Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[Logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 35 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We buy stocks and bonds of well-managed companies at reasonable prices and hold them for the long term.

• An extensive global research effort
American Funds investment professionals search the world to gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 23 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

29 mutual funds, consistent philosophy, consistent results

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
> New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds           Capital Research and Management              Capital International                 Capital Guardian                  Capital Bank and Trust

Lit. No. MFGESR-936-0606P

Litho in USA KBDA/AL/8093-S4914

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments
[Logo - American Funds®]

New World FundSM
Investment portfolio

April 30, 2006

unaudited

Common stocks — 78.56%	Shares	Market value (000)

FINANCIALS — 14.76%
Erste Bank der oesterreichischen Sparkassen AG	991,800	$60,228
Erste Bank der oesterreichischen Sparkassen AG1	990,000	59,432
Grupo Financiero Banorte, SA de CV	38,720,000	101,172
PT Bank Rakyat Indonesia	189,500,300	99,925
Itaúsa - Investimentos Itaú SA, preferred nominative	19,185,642	87,847
Unibanco-União de Bancos Brasileiros SA, units (GDR)	750,000	59,512
Unibanco-União de Bancos Brasileiros SA, units	1,000,000	15,796
EFG International[1]	2,240,000	66,812
Sberbank (Savings Bank of the Russian Federation) (GDR)	334,000	60,454
Banco Itaú Holding Financeira SA, preferred nominative	1,902,500	60,084
HSBC Holdings PLC (Hong Kong)	3,311,017	56,456
Siam Commercial Bank PCL	29,759,000	51,569
Housing Development Finance Corp. Ltd.	1,757,818	50,926
Banco Santander Central Hispano, SA	3,089,528	47,937
Bank Muscat (SAOG) (GDR)	4,098,325	40,778
ICICI Bank Ltd.	2,865,100	36,839
ICICI Bank Ltd. (ADR)	27,000	741
KASIKORNBANK PCL, nonvoting depositary receipt	16,700,000	29,384
KASIKORNBANK PCL	2,500,000	4,532
Allied Irish Banks, PLC	1,192,000	28,819
Piraeus Bank SA1	890,000	28,068
National Savings and Commercial Bank Ltd.	721,000	28,019
Standard Bank Group Ltd.	1,950,000	27,838
Banco Bradesco SA, preferred nominative	672,500	25,693
Bank Polska Kasa Opieki SA	374,000	25,124
National Bank of Pakistan	5,328,000	22,756
Banco Latinoamericano de Exportaciones, SA	1,240,000	20,882
Bank of the Philippine Islands	16,801,360	19,843
PT Bank Mandiri (Persero) Tbk	86,393,500	18,912
Kotak Mahindra Bank Ltd. (GDR)[1,2,3]	2,410,400	16,885
Kotak Mahindra Bank Ltd.	183,600	1,286
Citigroup Inc.	320,000	15,984
SM Prime Holdings, Inc.	98,000,000	14,800
Bank Hapoalim Ltd.[3]	2,728,000	13,780
Daegu Bank, Ltd.	725,000	13,612
American International Group, Inc.	190,000	12,397
Kookmin Bank	121,000	10,846
HDFC Bank Ltd.	523,300	9,535
		1,345,503

TELECOMMUNICATION SERVICES — 8.77%
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	163,770,000	140,972
América Móvil SA de CV, Series L (ADR)	2,988,000	110,287
Philippine Long Distance Telephone Co.	2,390,240	94,638
Philippine Long Distance Telephone Co. (ADR)	205,100	8,153
Telekomunikacja Polska SA	9,023,900	66,212
TIM Participações SA, preferred nominative (ADR)	1,448,228	55,684
Vivo Participações SA, preferred nominative[1]	7,752,983	32,151
Vivo Participações SA, preferred nominative (ADR)[1]	3,036,755	12,542
Vivo Participações SA, ordinary nominative[1]	223,581	1,416
Tele Norte Leste Participações SA, preferred nominative	2,043,905	37,082
Telekom Austria AG	1,385,000	34,009
Maxis Communications Bhd.	13,746,400	33,186
Advanced Info Service PCL	13,641,500	32,185
Magyar Telekom Telecommunications Co. Ltd.	3,864,152	17,705
Magyar Telekom Telecommunications Co. Ltd. (ADR)	625,000	14,200
Partner Communications Co. Ltd.	3,481,800	29,536
Partner Communications Co. Ltd. (ADR)	235,000	1,967
Telefónica, SA	1,538,640	24,670
China Unicom Ltd.	13,991,300	11,910
GLOBE TELECOM, Inc.	575,583	10,029
Telemig Celular Participações SA, preferred nominative (ADR)	198,500	8,655
Bharti Airtel Ltd.[1]	810,000	7,325
Telenor ASA	590,000	6,845
Teléfonos de México, SA de CV, Class L (ADR)	200,000	4,398
PT Indosat Tbk (ADR)	111,500	3,390
		799,147

MATERIALS — 8.50%
Taiwan Cement Corp.	98,640,000	77,302
Hindalco Industries Ltd.	15,490,820	73,638
Hyundai Steel Co.	1,897,820	73,380
Aracruz Celulose SA, Class B, preferred nominative (ADR)	1,160,000	63,893
AngloGold Ashanti Ltd.	1,120,411	60,774
Votorantim Celulose e Papel SA, preferred nominative (ADR)	3,265,000	52,534
Harmony Gold Mining Co. Ltd.[1]	3,045,000	50,157
Associated Cement Companies Ltd.	2,120,000	45,047
Cía. Vale do Rio Doce, preferred nominative, Class A	965,000	42,843
Potash Corp. of Saskatchewan Inc.	450,000	42,606
Cemex, SA de CV, ordinary participation certificates, units (ADR)	582,365	39,321
Siam Cement PCL	4,720,000	31,962
Ivanhoe Mines Ltd.[1]	2,660,000	25,894
Lonmin PLC	465,000	23,136
Holcim Ltd.	170,142	14,264
BHP Billiton PLC	682,288	14,039
Siam City Cement PCL	1,767,000	12,719
Phelps Dodge Corp.	130,000	11,205
Asian Paints Ltd.	522,535	7,409
Hanil Cement Co., Ltd.	87,320	6,308
Formosa Plastics Corp.	3,519,828	5,616
Formosa Chemicals & Fibre Corp.	709,500	1,152
		775,199

CONSUMER STAPLES — 7.76%
Fomento Económico Mexicano, SA de CV (ADR)	1,445,500	134,258
Nestlé SA	317,795	96,901
Tesco PLC	13,828,190	80,520
Cia. de Bebidas das Américas - AmBev, preferred nominative (ADR)	900,000	41,670
Cia. de Bebidas das Américas - AmBev, ordinary nominative (ADR)	197,000	8,067
Avon Products, Inc.	1,290,000	42,067
PepsiCo, Inc.	691,000	40,244
Pyaterochka Holding NV (GDR)[1,2]	1,737,800	33,105
Coca-Cola Co.	690,000	28,952
Migros Türk TAS	1,800,956	25,076
Olam International Ltd.	23,000,000	23,567
Bunge Ltd.	385,000	20,540
Groupe Danone	162,300	20,265
L’Oréal SA	161,500	14,986
Anheuser-Busch Companies, Inc.	330,000	14,711
Wal-Mart de México, SA de CV, Series V (ADR)	500,000	14,250
Kimberly-Clark de México, SA de CV, Class A, ordinary participation certificates	4,000,000	14,126
Coca-Cola FEMSA, SA de CV, Series L	3,110,000	10,010
Nestlé India Ltd.	301,300	8,648
Oriflame Cosmetics SA (SDR)	205,000	7,765
Coca-Cola HBC SA	200,000	6,560
METRO AG	115,000	6,519
Unilever NV	89,500	6,469
China Mengniu Dairy Co.	4,750,000	5,422
Unilever PLC	289,380	3,072
		707,770

CONSUMER DISCRETIONARY — 7.37%
Toyota Motor Corp.	1,058,700	62,003
Kuoni Reisen Holding AG, Class B1	106,700	57,199
PT Astra International Tbk	39,402,500	53,684
Shangri-La Asia Ltd.	29,390,000	52,122
NOK Corp.	1,646,000	50,081
Truworths International Ltd.	9,700,000	46,804
Honda Motor Co., Ltd.	614,500	43,715
HYUNDAI MOBIS	394,500	34,859
LG Electronics Inc.	288,630	23,912
Merry Electronics Co., Ltd.	6,593,000	23,250
Central European Media Enterprises Ltd., Class A (USA - Incorporated in Bermuda)[1]	360,917	23,247
Maruti Udyog Ltd.	1,100,000	22,558
Swatch Group Ltd	492,500	18,064
Swatch Group Ltd, non-registered shares	23,300	4,177
Praktiker Bau- und Heimwerkermärkte Holding AG1	658,800	19,745
Yue Yuen Industrial (Holdings) Ltd.	6,688,500	19,686
GOME Electrical Appliances Holding Ltd.	22,760,000	19,668
Li & Fung Ltd.	7,349,000	17,441
Cheng Shin Rubber (Xiamen) Ind., Ltd.	21,223,264	16,932
Cheil Industries Inc.	400,000	14,533
BEC World PCL	35,308,400	13,367
Makita Corp.	425,000	12,632
Grupo Televisa, SA, ordinary participation certificates (ADR)	500,000	10,600
Nien Hsing Textile Co., Ltd.	9,854,000	6,332
SM Investments Corp.	1,246,100	5,549
Antena 3 Televisión, SA	5,344	141
		672,301

ENERGY — 6.80%
MOL Magyar Olaj- és Gázipari Rt., Class A	1,049,600	$125,138
Oil & Natural Gas Corp. Ltd.	3,314,533	95,624
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	644,000	63,647
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	231,892	20,613
PTT Exploration and Production PCL	24,235,000	81,408
Royal Dutch Shell PLC, Class B	1,095,000	39,134
Royal Dutch Shell PLC, Class B (ADR)	210,819	15,055
China National Offshore Oil Corp.	52,058,000	41,965
FMC Technologies, Inc.[1]	571,700	31,203
Nexen Inc.	480,879	28,057
Banpu PCL	5,524,000	22,385
Noble Energy, Inc.	470,000	21,141
Harvest Natural Resources, Inc.[1]	840,600	11,340
Reliance Industries Ltd.	421,000	9,468
PetroChina Co. Ltd., Class H	5,420,000	5,977
OAO NOVATEK (GDR)[2]	93,300	3,965
China Shenhua Energy Co. Ltd.	1,926,000	3,490
China Oilfield Services Ltd., Class H	836,700	461
		620,071

INDUSTRIALS — 6.42%
Murray & Roberts Holdings Ltd.[4]	19,390,000	87,752
Thai Airways International PCL	61,132,200	77,413
Daelim Industrial Co., Ltd.	1,003,260	76,625
Wienerberger AG	1,290,500	68,282
Italian-Thai Development PCL[4]	269,419,600	51,715
Imperial Holdings Ltd.	1,690,000	46,959
Far Eastern Textile Ltd.	37,813,000	34,730
Metso Oyj	770,000	30,622
AGCO Corp.[1]	1,175,000	27,812
International Container Terminal Services, Inc.	88,828,000	21,068
Sandvik AB	300,000	19,543
Asahi Glass Co., Ltd.	1,225,000	17,321
Bharat Heavy Electricals Ltd.	225,000	11,756
ALL - América Latina Logística, units	100,000	6,336
3M Co.	47,000	4,015
Hi-P International Ltd.	4,664,000	3,481
		585,430

UTILITIES — 6.11%
RAO Unified Energy System of Russia (GDR)	1,721,000	132,517
Perusahaan Gas Negara (Persero) Tbk	58,260,000	82,365
CPFL Energia SA (ADR)	1,720,000	72,876
Cia. Energética de Minas Gerais - Cemig, preferred nominative	1,349,200,000	65,106
NTPC Ltd.	17,652,000	53,436
AES Corp.[1]	2,500,000	42,425
Reliance Energy Ltd.	1,746,000	23,717
Electricity Generating PCL	9,355,338	20,826
Electricity Generating PCL, nonvoting depositary receipt	240,662	536
Cheung Kong Infrastructure Holdings Ltd.	5,900,000	19,253
GAIL (India) Ltd.	2,635,000	17,025
Veolia Environnement	275,000	16,443
Gas Natural SDG, SA	336,000	10,257
		556,782

INFORMATION TECHNOLOGY — 5.38%
Samsung Electronics Co., Ltd.	122,591	$83,747
NHN Corp.[1]	232,482	82,615
Nokia Corp.	1,864,800	42,495
Nokia Corp. (ADR)	1,278,200	28,964
Hon Hai Precision Industry Co., Ltd.	9,466,537	64,246
Kingboard Chemical Holdings Ltd.	21,199,400	55,916
Delta Electronics, Inc.	13,200,000	41,130
Mediatek Incorporation	2,130,286	24,875
Acer Inc.	11,800,000	22,859
Hoya Corp.	404,800	16,410
Foxconn International Holdings Ltd.[1]	4,154,000	8,947
Venture Corp. Ltd.	900,000	7,685
NetEase.com, Inc. (ADR)[1]	320,000	6,938
Samsung SDI Co., Ltd.	21,800	1,804
KEC Corp.	750,000	1,643
		490,274

HEALTH CARE — 1.67%
Novo Nordisk A/S, Class B	641,900	41,720
KRKA, d.d., Novo mesto	52,500	41,447
Gedeon Richter Ltd.	104,500	22,562
Teva Pharmaceutical Industries Ltd. (ADR)	335,000	13,567
Dr. Reddy’s Laboratories Ltd.	400,000	12,838
Ranbaxy Laboratories Ltd.	945,000	9,940
AstraZeneca PLC (Sweden)	172,700	9,559
Lumenis Ltd.[1,3]	710,000	994
		152,627

MISCELLANEOUS — 5.02%
Other common stocks in initial period of acquisition		457,236

Total common stocks (cost: $4,823,819,000)		7,162,340

Warrants — 0.01%

INFORMATION TECHNOLOGY — 0.01%
Kingboard Chemical Holdings Ltd., warrants, expire 2006[1]	1,869,940	525

Total warrants (cost: $0)		525

	Principal amount
Bonds & notes — 7.87%	(000)

NON-U.S. GOVERNMENT BONDS & NOTES — 7.38%
Brazilian Treasury Bill 0% 2007	R$ 5,300	2,320
Brazilian Treasury Bill 6.00% 2010[5]	25,579	17,421
Brazil (Federal Republic of) Global 9.25% 2010	$12,600	14,295
Brazil (Federal Republic of) Global 7.875% 2015	5,620	6,067
Brazil (Federal Republic of) Global 12.50% 2016	R$11,400	5,502
Brazil (Federal Republic of) Global 8.00% 2018	$18,045	19,633
Brazil (Federal Republic of) Global 8.875% 2019	9,000	10,395
Brazil (Federal Republic of) Global 8.875% 2024	900	1,030
Brazil (Federal Republic of) Global 10.125% 2027	14,500	18,632
Brazil (Federal Republic of) Global 7.125% 2037	7,680	7,484
Brazil (Federal Republic of) Global 11.00% 2040	22,025	28,385
Argentina (Republic of) 4.278% 2012[6]	18,700	15,363
Argentina (Republic of) 2.326% 2014[5]	ARS 11,631	3,422
Argentina (Republic of) 6.84% 2033[5,7]	194,568	65,685
Argentina (Republic of) GDP-Linked 2035	335,653	10,023
Argentina (Republic of) 0.764% 2038[5]	64,616	8,587
United Mexican States Government Global 5.75% 2009[6]	$18,750	18,942
United Mexican States Government Global 10.375% 2009	2,385	2,675
United Mexican States Government Global 9.875% 2010	21,625	24,609
United Mexican States Government Global 6.375% 2013	10,000	10,190
United Mexican States Government, Series MI10, 8.00% 2013	MXP 56,068	4,921
United Mexican States Government, Series MI10, 9.50% 2014	150,000	14,347
United Mexican States Government Global 11.375% 2016	$12,120	16,907
United Mexican States Government, Series M20, 8.00% 2023	MXP 6,432	541
United Mexican States Government, Series M20, 10.00% 2024	50,000	5,021
Russian Federation 8.25% 2010	$43,911	46,217
Russian Federation 8.25% 2010[2]	5,020	5,284
Russian Federation 5.00%/7.50% 2030[2,8]	30,813	33,509
Russian Federation 5.00%/7.50% 2030[8]	3,000	3,263
Peru (Republic of) 9.125% 2012	25,300	28,235
Peru (Republic of) 8.375% 2016	14,250	15,589
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017[6]	5,471	5,279
Peru (Republic of) 7.35% 2025	6,550	6,511
Colombia (Republic of) Global 10.00% 2012	18,725	22,208
Colombia (Republic of) Global 10.75% 2013	9,840	12,275
Columbia (Republic of) Global 8.25% 2014	3,100	3,494
Colombia (Republic of) Global 11.75% 2020	5,000	7,137
Columbia (Republic of) Global 8.125% 2024	4,375	4,889
Turkey (Republic of) 20.00% 2007	TRY13,955	11,498
Turkey (Republic of) 15.00% 2010	23,000	18,473
Turkey (Republic of) 11.875% 2030	$8,900	13,617
Panama (Republic of) Global 9.625% 2011	1,611	1,845
Panama (Republic of) Global 9.375% 2012	6,527	7,539
Panama (Republic of) Global 7.125% 2026	7,300	7,409
Panama (Republic of) Global 8.875% 2027	2,775	3,323
Panama (Republic of) Global 9.375% 2029	6,535	8,192
Panama (Republic of) Global 6.70% 2036	10,674	10,514
Philippines (Republic of) 8.875% 2008	4,740	5,042
Philippines (Republic of) 8.375% 2009	8,335	8,950
Philippines (Republic of) 9.875% 2019	5,800	7,003
Philippines (Republic of) Global 10.625% 2025	9,650	12,521
Philippines (Republic of) 7.75% 2031	3,925	3,974
Dominican Republic 8.625% 2027[2]	17,500	18,288
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP37,000	6,033
Venezuela (Republic of) Global 8.50% 2014	$405	455
Venezuela (Republic of) 9.25% 2027	1,275	1,607
		672,570

INFORMATION TECHNOLOGY — 0.18%
Amkor Technology, Inc. 10.50% 2009	$5,960	$6,102
Amkor Technology, Inc. 7.125% 2011	11,190	10,686
		16,788

ENERGY — 0.18%
Pemex Project Funding Master Trust 8.00% 2011	2,300	2,496
Pemex Project Funding Master Trust 6.625% 2035[2]	15,000	14,194
		16,690

UTILITIES — 0.09%
Enersis SA 7.375% 2014	4,550	4,707
AES Gener SA 7.50% 2014	3,000	3,075
		7,782

INDUSTRIALS — 0.04%
TFM, SA de CV 9.375% 2012	3,200	3,456

Total bonds & notes (cost: $652,606,000)		717,286

Short-term securities — 14.08%

ING (U.S.) Funding LLC 4.685%-4.81% due 5/10-6/2/2006	121,900	121,656
Mont Blanc Capital Corp. 4.81% due 5/23/2006[2]	47,300	47,154
Fannie Mae 4.725%-4.745% due 6/6-6/21/2006	72,000	71,536
HSBC USA Inc. 4.74%-4.77% due 5/8-5/9/2006	65,900	65,826
Total Capital SA 4.83%-4.875% due 5/1-6/22/2006[2]	60,500	60,345
BASF AG 4.63%-4.89% due 5/8-6/28/2006[2]	60,000	59,730
BMW U.S. Capital Corp. 4.70%-4.86% due 5/17-6/20/2006[2]	59,300	59,051
Federal Home Loan Bank 4.518%-4.65% due 5/12-6/7/2006	58,700	58,519
Barton Capital LLC 4.75% due 5/5/2006[2]	35,000	34,977
Société Générale 4.87% due 6/1/2006	20,000	20,000
Barclays U.S. Funding LLC 4.73%-4.84% due 5/19-6/5/2006	54,000	53,803
Amsterdam Funding Corp. 4.83%-4.87% due 5/26-6/29/2006[2]	50,000	49,707
Bank of America Corp. 4.92% due 6/29/2006	50,000	49,590
Stadshypotek Delaware Inc. 4.85% due 6/7/2006[2]	48,300	48,065
Swedish Export Credit Corp. 4.76% due 5/24/2006	43,500	43,367
HBOS Treasury Services PLC 4.675% due 5/25/2006	40,000	39,873
Old Line Funding, LLC 4.88% due 6/1/2006[2]	40,000	39,826
Spintab AB (Swedmortgage) 4.73%-4.95% due 5/19-7/19/2006	40,000	39,687
DaimlerChrysler Revolving Auto Conduit LLC II 4.76% due 5/4/2006	35,209	35,190
Alcon Capital Corp. 4.695%-4.88% due 5/17-6/23/2006[2]	33,600	33,448
CAFCO, LLC 4.89% due 6/12/2006[2]	27,100	26,941
Preferred Receivables Funding Corp. 4.76% due 5/3/2006[2]	26,192	26,182
Lloyds Bank PLC 4.85% due 6/19/2006	25,000	24,832
Scotiabank Inc. 4.88% due 6/30/2006[2]	25,000	24,792
ANZ National (International) Ltd. 4.69% due 5/10/2006[2]	18,500	18,476
Allied Irish Banks N.A. Inc. 4.75% due 5/4/2006[2]	18,300	18,290
Dexia Delaware LLC 4.80% due 5/31/2006	17,000	16,933
American Honda Finance Corp. 4.77% due 5/22/2006	15,000	14,956
IXIS Commercial Paper Corp. 4.88% due 6/27/2006[2]	14,920	14,803
BNP Paribas Finance Inc. 4.71% due 5/15/2006	14,300	14,273
Toyota Credit de Puerto Rico Corp. 4.89% due 6/8/2006	12,700	12,633
Atlantic Industries 4.84% due 6/23/2006[2]	11,700	11,617
Freddie Mac 4.52% due 5/9/2006[9]	11,000	10,987
Canadian Imperial Holdings Inc. 4.71% due 5/16/2006	7,300	7,285
UBS Finance (Delaware) LLC 4.93% due 6/8/2006	6,000	5,968
Danske Corp. 4.665% due 5/8/2006[2]	3,800	3,796

Total short-term securities (cost: $1,284,115,000)		1,284,114

Total investment securities (cost: $6,760,540,000)		9,164,265
Other assets less liabilities		(47,839)

Net assets		$9,116,426

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
The total value of all such restricted securities was $702,430,000, which represented 7.71% of the net assets of the fund.
3Valued under fair value procedures adopted by authority of the board of directors.
4Represents an affiliated company as defined under the Investment Company Act of 1940.
5Index-linked bond whose principal amount moves with a government retail price index.
6Coupon rate may change periodically.
7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
8Step bond; coupon rate will increase at a later date.
9This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

MFGEFP-936-0606-S4561

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By /s/ Robert W. Lovelace
Robert W. Lovelace, President and PEO

Date: July 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert W. Lovelace
Robert W. Lovelace, President and PEO

Date: July 7, 2006

By /s/ R. Marcia Gould
R. Marcia Gould, Treasurer and PFO

Date: July 7, 2006